Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 61.9%
	Shares	Value ($)
International 17.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	60,029,951	735,967,206
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	56,245,575	511,834,734
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,638,855	259,721,598
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,139,211	279,390,484
Total		1,786,914,022
U.S. Large Cap 36.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,553,541	253,949,729
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	7,352,149	598,758,993
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	11,513,080	373,944,828
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	35,094,626	595,204,850
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,153,108	360,435,334
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,685,271	340,146,711
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,969,605	286,938,643
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	6,834,332	343,083,451
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,719,627	337,989,843
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	9,869,807	328,763,286
Total		3,819,215,668
U.S. Mid Cap 2.9%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,875,216	75,814,982
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	2,277,207	74,328,027
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,814,497	75,864,136
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,951,813	76,706,234
Total		302,713,379
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,532,762	73,689,554
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,617,877	69,950,961
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,660,888	174,848,310
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	5,567,335	183,109,655
Total		501,598,480
Total Equity Funds (Cost $4,417,492,689)		6,410,441,549

Exchange-Traded Fixed Income Funds 4.0%

Investment Grade 4.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,094,500	213,680,890
Vanguard Intermediate-Term Corporate Bond ETF	2,667,000	202,638,660
Total		416,319,550
Total Exchange-Traded Fixed Income Funds (Cost $422,603,019)		416,319,550

Fixed Income Funds 10.9%

Investment Grade 10.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,064,696	151,945,628
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,608,819	78,340,250
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	19,725,300	137,682,595
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,061,233	74,755,174
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,613,044	150,239,271
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,553,605	188,809,577
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	37,654,091	342,275,684
Total		1,124,048,179
Total Fixed Income Funds (Cost $1,396,471,923)		1,124,048,179
2	Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	315,500,000	261,696,737
10/18/2038- 10/12/2053	3.500%	73,000,000	63,808,300
10/18/2038- 10/12/2053	4.000%	153,050,000	137,483,926
10/12/2053	4.500%	95,500,000	87,680,938
10/12/2053	5.000%	146,000,000	137,741,875
Total Residential Mortgage-Backed Securities - Agency (Cost $701,386,602)			688,411,776

Put Option Contracts Purchased 1.0%
Value ($)
(Cost $87,343,836)	100,527,500
Money Market Funds 21.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	2,212,826,087	2,212,162,239
Total Money Market Funds (Cost $2,211,751,028)		2,212,162,239
Total Investments in Securities (Cost: $9,237,049,097)		10,951,910,793
Other Assets & Liabilities, Net		(596,511,043)
Net Assets		10,355,399,750

At September 30, 2023, securities and/or cash totaling $103,751,295 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
50,128,750 USD	85,000,000 NZD	Barclays	11/10/2023	816,453	—
15,356,497 USD	170,000,000 SEK	Barclays	11/10/2023	228,291	—
25,000,000 GBP	30,378,100 USD	Citi	11/10/2023	—	(131,350)
93,367,975 USD	75,000,000 GBP	Citi	11/10/2023	—	(1,839,625)
10,000,000 CHF	10,946,076 USD	Goldman Sachs International	11/10/2023	—	(24,369)
50,000,000 EUR	53,660,500 USD	Morgan Stanley	11/10/2023	711,567	—
55,000,000 EUR	58,099,030 USD	Morgan Stanley	11/10/2023	—	(144,797)
40,000,000 NZD	23,681,000 USD	Morgan Stanley	11/10/2023	—	(293,213)
152,489,341 USD	142,000,000 EUR	Morgan Stanley	11/10/2023	—	(2,114,370)
32,734,985 USD	350,000,000 NOK	Morgan Stanley	11/10/2023	20,846	—
25,000,000 AUD	15,970,775 USD	UBS	11/10/2023	—	(124,975)
49,784,450 USD	77,500,000 AUD	UBS	11/10/2023	112,375	—
29,490,239 USD	40,000,000 CAD	UBS	11/10/2023	—	(24,641)
6,000,000,000 JPY	40,481,459 USD	Wells Fargo	11/10/2023	64,793	—
145,786,596 USD	21,250,000,000 JPY	Wells Fargo	11/10/2023	—	(2,644,237)
Total				1,954,325	(7,341,577)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	2,594	12/2023	EUR	109,051,760	—	(2,312,832)
FTSE 100 Index	495	12/2023	GBP	37,971,450	550,227	—
MSCI Singapore Index	300	10/2023	SGD	8,569,500	123,393	—
OMXS30 Index	3,076	10/2023	SEK	664,416,000	—	(889,148)
S&P 500 Index E-mini	6,103	12/2023	USD	1,319,926,325	—	(44,568,091)
SPI 200 Index	77	12/2023	AUD	13,640,550	—	(270,958)
TOPIX Index	813	12/2023	JPY	18,890,055,000	—	(2,065,000)
U.S. Long Bond	243	12/2023	USD	27,648,844	—	(1,291,083)
U.S. Treasury 10-Year Note	128	12/2023	USD	13,832,000	—	(241,643)
Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,171	12/2023	USD	237,374,508	—	(801,372)
U.S. Treasury 5-Year Note	2,206	12/2023	USD	232,422,781	—	(2,285,551)
U.S. Treasury Ultra Bond	229	12/2023	USD	27,179,438	—	(1,667,538)
Total					673,620	(56,393,216)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,680)	12/2023	USD	(151,082,400)	6,160,791	—
Russell 2000 Index E-mini	(660)	12/2023	USD	(59,353,800)	—	(240,114)
Total					6,160,791	(240,114)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,029,132,000	2,400	3,700.00	12/20/2024	22,550,518	28,044,000
S&P 500 Index	JPMorgan	USD	1,007,691,750	2,350	3,650.00	12/20/2024	20,811,715	25,603,250
S&P 500 Index	JPMorgan	USD	1,017,125,460	2,372	3,600.00	12/20/2024	22,375,192	24,265,560
S&P 500 Index	JPMorgan	USD	1,017,554,265	2,373	3,550.00	12/20/2024	21,606,411	22,614,690
Total							87,343,836	100,527,500
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,531,523,227	2,916,409,248	(2,235,885,787)	115,551	2,212,162,239	—	(69,505)	81,817,813	2,212,826,087
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	279,558,542	—	(27,135,375)	1,526,562	253,949,729	—	44,278,913	—	6,553,541
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	688,410,889	—	(80,542,427)	(9,109,469)	598,758,993	—	96,146,803	—	7,352,149
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	160,911,341	3,652,474	(9,610,063)	(3,008,124)	151,945,628	—	(2,446,909)	3,652,474	19,064,696
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	365,480,375	—	(60,390,140)	68,854,593	373,944,828	—	21,107,345	—	11,513,080
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	79,345,806	2,614,200	(3,389,649)	(230,107)	78,340,250	—	(330,971)	2,614,200	8,608,819
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	145,795,471	5,005,275	(174,632)	(12,943,519)	137,682,595	—	(55,651)	5,005,275	19,725,300
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	712,946,095	14,165,325	(26,818,750)	35,674,536	735,967,206	—	(5,627,846)	14,165,325	60,029,951
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	620,404,929	—	(108,946,583)	83,746,504	595,204,850	—	5,272,480	—	35,094,626
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	404,475,800	—	(27,506,115)	(16,534,351)	360,435,334	—	5,320,620	—	10,153,108
4	Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	75,240,537	—	(6,753,492)	7,327,937	75,814,982	—	1,650,417	—	1,875,216
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	79,700,465	—	(2,030,374)	(3,342,064)	74,328,027	—	1,876,189	—	2,277,207
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	79,772,875	6,324,386	(13,655,389)	1,247,682	73,689,554	5,730,568	(2,144,823)	593,818	6,532,762
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	60,896,008	—	(39,524)	9,094,477	69,950,961	—	(24,962)	—	6,617,877
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	77,187,720	2,158,472	(795,611)	(3,795,407)	74,755,174	—	(141,951)	2,158,472	9,061,233
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	154,828,244	5,120,386	(2,152,123)	(7,557,236)	150,239,271	—	(398,040)	5,120,386	17,613,044
CTIVP® – MFS® Value Fund, Class 1 Shares
	370,881,091	—	(23,039,151)	(7,695,229)	340,146,711	—	4,085,102	—	9,685,271
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	246,445,238	—	—	40,493,405	286,938,643	—	—	—	6,969,605
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	343,539,561	—	(62,696,467)	62,240,357	343,083,451	—	1,841,209	—	6,834,332
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	367,913,102	—	(20,748,919)	(9,174,340)	337,989,843	—	5,190,516	—	10,719,627
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	194,519,340	4,846,518	(3,600,330)	(6,955,951)	188,809,577	—	(478,240)	4,846,518	21,553,605
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	80,433,712	—	(2,054,394)	(2,515,182)	75,864,136	—	2,380,601	—	1,814,497
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	77,178,263	—	(4,704,304)	4,232,275	76,706,234	—	3,915,830	—	1,951,813
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	351,475,038	9,651,230	(8,194,973)	(10,655,611)	342,275,684	—	(1,206,790)	9,651,230	37,654,091
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	343,663,784	—	(23,540,147)	8,639,649	328,763,286	—	30,558,972	—	9,869,807
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	501,896,065	7,774,598	(18,671,712)	20,835,783	511,834,734	—	(3,412,586)	7,774,598	56,245,575
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	257,842,160	1,344,672	(1,673,988)	2,208,754	259,721,598	—	(427,902)	1,344,672	25,638,855
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	273,642,375	6,200,175	(18,284,574)	17,832,508	279,390,484	—	(1,490,102)	6,200,175	30,139,211
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	185,770,658	—	(6,306,871)	(4,615,477)	174,848,310	—	(684,303)	—	6,660,888
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	196,658,758	—	(11,699,240)	(1,849,863)	183,109,655	—	4,116,711	—	5,567,335
Total	9,308,337,469			264,088,643	9,746,651,967	5,730,568	208,801,127	144,944,956

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2023 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Growth Fund | Third Quarter Report 2023

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3QT7047_12_B01_(11/23)